Note - Consolidated Statement of Cash Flow	12 Months Ended
Dec. 31, 2017
Disclosure Of Consolidated Statement Of Cash Flow [Abstract]
Disclosure of cash flow statement [text block]
Note 5	Consolidated Statement of Cash Flow

The Consolidated Statement of Cash Flow shows the Group's cash flows for the year for operating, investing and financing activities and the change in cash and cash equivalents during the year.

Cash flows from operating activities are computed from the results for the year adjusted for non-cash operating items, changes in net working capital, and corporate tax. Income tax paid is presented as a separate item under operating activities.

Cash flows from investing activities include payments in connection with the purchase and sale of property, plant and equipment and cash flows relating to the purchase and sale of enterprises to third parties, if any.

Cash flows from financing activities include changes in equity, and proceeds from borrowings and repayment of loans.

Cash and cash equivalents include bank overdraft and liquid funds with a term of less than three months.

The following chart describes non-cash transactions related to the Consolidated Statement of Cash Flow:

Amounts in US$ '000	2017	2016	2015
Increase in asset retirement obligation	5,943	1,195	985
Increase in provisions for other long-term liabilities	2,053	3,468	-
Purchase of property, plant and equipment	11,759	(4,657)	830

Changes in working capital shown in the Consolidated Statement of Cash Flow are disclosed as follows:

Amounts in US$ '000	2017	2016	2015
Increase in Prepaid taxes	(14,802)	(2,351)	(16,611)
(Increase) Decrease in Inventories	(2,031)	466	2,752
(Increase) Decrease in Trade receivables	(1,344)	(4,811)	22,470
(Increase) Decrease in Prepayments and other receivables and Other assets	(8,623)	(1,758)	405
Customer advance (repayments) payments	(10,000)	20,000	-
Security deposit granted (Note 35)	(15,600)	-	-
Increase (Decrease) in Trade and other payables	27,122	374	(33,120)
	(25,278)	11,920	(24,104)